Employee Headcount - (Details) - employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-Current Assets by Region
Cloud and software	13,080	12,740	13,148
Services	18,672	19,005	19,012
Research and development	36,444	35,280	33,377
Sales and marketing	27,728	27,766	26,090
General and administration	6,704	6,431	6,308
Infrastructure	4,975	5,089	4,722
SAP Group at period end	107,602	106,312	102,658
Thereof acquisitions	558	385	465
SAP Group (months' end average)	106,043	105,582	100,453
EMEA
Non-Current Assets by Region
Cloud and software	4,389	4,178	4,551
Services	8,178	8,129	8,095
Research and development	18,086	17,764	16,487
Sales and marketing	12,086	11,671	10,721
General and administration	3,619	3,387	3,278
Infrastructure	2,834	2,795	2,602
SAP Group at period end	49,191	47,924	45,734
Thereof acquisitions	421	188	377
SAP Group (months' end average)	48,222	47,359	44,622
Americas
Non-Current Assets by Region
Cloud and software	4,266	4,025	4,191
Services	5,013	5,106	5,053
Research and development	5,884	5,752	5,641
Sales and marketing	10,300	10,633	10,186
General and administration	1,777	1,804	1,866
Infrastructure	1,274	1,382	1,299
SAP Group at period end	28,515	28,702	28,236
Thereof acquisitions	138	189	44
SAP Group (months' end average)	28,239	28,785	27,822
APJ
Non-Current Assets by Region
Cloud and software	4,426	4,538	4,406
Services	5,481	5,769	5,864
Research and development	12,474	11,764	11,248
Sales and marketing	5,342	5,463	5,183
General and administration	1,307	1,240	1,164
Infrastructure	867	912	821
SAP Group at period end	29,897	29,686	28,687
Thereof acquisitions	0	8	44
SAP Group (months' end average)	29,582	29,438	28,009